Equity (Details Narrative) - $ / shares	Oct. 02, 2024	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Ordinary shares, authorized		100,000,000,000	100,000,000,000
Ordinary shares, par value		$ 0.000005	$ 0.000005
Stock split, ratio	1:200
Stock splits, shares surrender	5,000,000